6. Preferred Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.001	$ .0001
Preferred stock, authorized/designated	20,000,000	1,000,000
Payments for repurchase of redeemable preferred stock	$ 112,690	$ 0
Series A Preferred Stock [Member] | August 7, 2017 [Member]
Payments for repurchase of redeemable preferred stock	$ 42,690
Shares of stock redeemed	42,690
Series A Preferred Stock [Member] | August 18, 2017 [Member]
Payments for repurchase of redeemable preferred stock	$ 20,000
Shares of stock redeemed	20,000
Series A Preferred Stock [Member] | September 11, 2017 [Member]
Payments for repurchase of redeemable preferred stock	$ 20,000
Shares of stock redeemed	20,000
Series A Preferred Stock [Member] | October 10, 2017 [Member]
Payments for repurchase of redeemable preferred stock	$ 25,000
Shares of stock redeemed	25,000
Series A Preferred Stock [Member] | November 16, 2017 [Member]
Payments for repurchase of redeemable preferred stock	$ 5,000
Shares of stock redeemed	5,000
Redeemable Preferred Stock [Member]
Preferred stock, authorized/designated	150,000	150,000
Preferred stock, shares issued	112,690	112,690
Preferred stock, shares outstanding	112,690	112,690